Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001756701
Entity Registrant Name	LINKBANCORP, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false